Share-based plan (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of RSU and PSU activity
Set out below are summaries of XP Inc's RSU and PSU activity for 2021 and 2020.

	RSUs	PSUs	Total
(In thousands, except weighted-average data, and where otherwise stated)	Number of units	Number of units	Number of units

Outstanding, January 1 2020	1,921,669	2,190,377	4,112,046
Granted	9,730,422	629,535	10,359,957
Forfeited	(572,355)	—	(572,355)
Outstanding, December 31, 2020	11,079,736	2,819,912	13,899,648

Outstanding, January 1, 2021	11,079,736	2,819,912	13,899,648
Granted	5,709,046	230,086	5,939,132
Forfeited	(1,634,952)	(83,938)	(1,718,890)
Outstanding, December 31, 2021	15,153,830	2,966,060	18,119,890